Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (11)
Tax charge in other comprehensive income	0	£ 20	£ (7)
Ending balance	(11)	(11)
Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11)	20
Exchange differences	(3)	0
Acquisitions and disposals of subsidiaries	0	(23)
Income statement benefit/(charge)	(3)	(28)
Tax charge in other comprehensive income	6	20
Ending balance	(11)	(11)	20
Trading losses [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	101	130
Exchange differences	(2)	(1)
Acquisitions and disposals of subsidiaries	0	(3)
Income statement benefit/(charge)	(23)	(25)
Tax charge in other comprehensive income	0	0
Ending balance	76	101	130
Accruals and other provisions [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	59	67
Exchange differences	0	(3)
Acquisitions and disposals of subsidiaries	0	6
Income statement benefit/(charge)	(2)	(11)
Tax charge in other comprehensive income	7	0
Ending balance	64	59	67
Retirement benefit obligations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(114)	(127)
Exchange differences	0	(1)
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	3	(6)
Tax charge in other comprehensive income	(2)	20
Ending balance	(113)	(114)	(127)
Deferred revenue [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	43	63
Exchange differences	0	(3)
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	2	(17)
Tax charge in other comprehensive income	0	0
Ending balance	45	43	63
Goodwill and intangibles [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(152)	(206)
Exchange differences	0	9
Acquisitions and disposals of subsidiaries	0	(26)
Income statement benefit/(charge)	29	71
Tax charge in other comprehensive income	0	0
Ending balance	(123)	(152)	(206)
Interest limitations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	34	55
Exchange differences	0	(2)
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(16)	(19)
Tax charge in other comprehensive income	0	0
Ending balance	18	34	55
Other [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18	38
Exchange differences	(1)	1
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	4	(21)
Tax charge in other comprehensive income	1	0
Ending balance	£ 22	£ 18	£ 38